OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Assets pledged as collateral	Assets pledged

(in thousands of $)	2018	2017
Book value of vessels secured against long-term loans	3,244,291	2,032,747